Net Loss Per Share (Tables)	12 Months Ended
Aug. 31, 2015
Net Loss Per Share Tables
Computation of basic and diluted net loss per share

The following is the computation of basic and diluted net loss per share for the years ended August 31, 2015 and 2014:

	Years Ended August 31,
	2015	2014
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders	$(8,092,744)	$(3,892,381)
Denominator:
Weighted average number of common shares outstanding	25,131,836	24,279,448
Basic and diluted EPS	$(0.32)	$(0.16)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:

Convertible debt	2,498,254	2,624,651
Warrants issuable upon conversion of debt (See "NOTE 2 - Debt" above)	2,498,254	5,249,303
Warrants	7,646,537	3,302,001
Stock options	1,267,502	1,325,837